Consolidated And Combined Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net income	$ 243,863	$ 235,033	$ 83,568
Adjustments to reconcile net income to net cash provided by operating activities
(Income) loss from discontinued operations, net of taxes	(20,903)	(80,898)	54,847
Depreciation and amortization	79,087	74,053	68,299
Deferred and noncurrent income tax charges (credits)	(4,403)	(11,568)	2,906
Accretion on discounted liabilities	1,200	1,096	980
Pretax (gains) losses from sale of assets	(194)	(5,995)	1,005
Net decrease (increase) in noncash operating working capital	(36,475)	51,204	62,493
Other operating activities - net	14,531	13,215	(2,037)
Net cash provided by (required by) continuing operations	276,706	276,140	272,061
Net cash provided by (used in) discontinued operating activities	28,876	80,558	(34,634)
Net cash provided by operating activities	305,582	356,698	237,427
Investing Activities
Property additions	(135,339)	(163,303)	(103,152)
Proceeds from sale of assets	376	6,113	364
Other investing activities - net	(10,631)	52	0
Investing activities of discontinued operations
Sales proceeds	1,097	173,118	0
Other	(4,918)	(3,088)	(9,300)
Net cash provided by (required by) investing activities	(149,415)	12,892	(112,088)
Financing Activities
Purchase of treasury stock	(51,348)	0	0
Repayments of long-term debt	(70,000)	(81,170)	(42)
Additions to long-term debt	0	641,250	0
Cash dividend to former parent	0	(650,000)	0
Debt issuance costs	(875)	(6,693)	0
Amounts related to share-based compensation	(580)	0	0
Net distributions to parent	0	(35,609)	(104,811)
Net cash required by financing activities	(122,803)	(132,222)	(104,853)
Net increase in cash and cash equivalents	33,364	237,368	20,486
Cash and cash equivalents at January 1	294,741	57,373	36,887
Cash and cash equivalents at December 31	328,105	294,741	57,373
Less: Cash and cash equivalents held for sale	942	0	0
Cash and cash equivalents of continuing operations at December 31	$ 327,163	$ 294,741	$ 57,373